Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings

	June 30,	December 31,
	2020	2019
	(US$ in millions)
	(Unaudited)	(Audited)
Non-current portion
Senior Notes, unsecured	$7,013	$5,535
Lease liabilities	127	128
	7,140	5,663
Less: deferred financing costs	(86)	(74)
	7,054	5,589
Current portion
Lease liabilities	19	19
Total borrowings	$7,073	$5,608

	December 31,
	2018	2019
	(US$ in millions)
Non-current portion
Senior Notes, unsecured	$5,515	$5,535
Finance lease liabilities on leasehold interests in land	122	—
Lease liabilities	—	128
Other finance lease liabilities	3	—
	5,640	5,663
Less: deferred financing costs	(88)	(74)
	5,552	5,589
Current portion
Finance lease liabilities on leasehold interests in land	8	—
Lease liabilities	—	19
Other finance lease liabilities	2	—
	10	19
Total borrowings	$5,562	$5,608

Borrowings by currency	The Group’s borrowings are denominated in the following currencies:

	December 31,
	2018	2019
	(US$ in millions)
US$	$5,427	$5,461
MOP	135	130
HK$	—	17
	$5,562	$5,608

Senior notes by maturity
The contractual maturities of Senior Notes are as follows:

	December 31,
	2018	2019
	(US$ in millions)
Repayable over 2 years but not exceeding 5 years	$1,800	$1,800
Repayable over 5 years	3,700	3,700
	5,500	5,500
Fair value adjustment of the interest rate swaps	15	35
	$5,515	$5,535

Disclosure of reconciliation of liabilities arising from financing activities
The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statement of cash flows as cash flows from financing activities.

	Bank loans(i)	Finance lease liabilities on leasehold interest in land	Other finance lease liabilities	Deferred financing costs	Interest payables	Dividend payables	Total
	(US$ in millions)
Balance as at January 1, 2017	$4,388	$72	$8	$(94)	$47	$—	$4,421
Financing cash flows	(19)	(2)	(3)	—	(128)	(2,067)	(2,219)
Non-cash changes:
Accruals	—	—	—	—	134	2,069	2,203
Amortization	—	—	—	21	—	—	21
Foreign exchange movement	(21)	—	—	—	—	(2)	(23)
True-up adjustment	—	(1)	—	—	—	—	(1)
Adjustment arising from change in lease term of leasehold interests in land	—	63	—	—	(48)	—	15
Balance as at December 31, 2017	$4,348	$132	$5	$(73)	$5	$—	$4,417

	Bank loans(i)	Senior Notes	Finance lease liabilities on leasehold interest in land	Other finance lease liabilities	Deferred financing costs	Interest payables	Dividend payables	Total
	(US$ in millions)
Balance as at January 1, 2018	$4,348	$—	$132	$5	$(73)	$5	$—	$4,417
Adjustments arising from adoption of IFRS 9	—	—	—	—	(24)	—	—	(24)
Restated opening balance	4,348	—	132	5	(97)	5	—	4,393
Financing cash flows	(4,337)	5,500	(13)	(2)	(90)	(128)	(2,052)	(1,122)
Non-cash changes:
Accruals	—	—	11	2	(2)	248	2,053	2,312
Amortization	—	—	—	—	22	—	—	22
Foreign exchange movement	(11)	—	—	—	—	—	(1)	(12)
Loss on modification or early retirement of debt	—	—	—	—	79	—	—	79
Fair value adjustment of the interest rate swaps	—	15	—	—	—	—	—	15
Balance as at December 31, 2018	$—	$5,515	$130	$5	$(88)	$125	$—	$5,687

Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.
(i)The cash flows from bank loans make up the net amount of proceeds from bank loans and repayments of bank loans in the statement of cash flows.
23.BORROWINGS (CONTINUED)
Reconciliation of liabilities arising from financing activities (continued)

	Senior Notes	Lease liabilities	Deferred financing costs	Interest payables	Dividend payables	Total
	(US$ in millions)
Balance as at January 1, 2019	$5,515	$135	$(88)	$125	$—	$5,687
Adjustments arising from adoption of IFRS 16	—	6	—	—	—	6
Restated opening balance	5,515	141	(88)	125	—	5,693
Financing cash flows	—	(13)	(2)	(274)	(2,051)	(2,340)
Non-cash changes:
Interest rate swap interest income unsettled at year end	—	—	—	5	—	5
Accruals	—	19	1	274	2,054	2,348
Amortization	—	—	15	—	—	15
Foreign exchange movement	—	—	—	—	(3)	(3)
Fair value adjustment of the interest rate swaps	20	—	—	—	—	20
Balance as at December 31, 2019	$5,535	$147	$(74)	$130	$—	$5,738